                              OPPENHEIMER REAL ASSET FUND
                         Supplement dated April 30, 2002 to the
                           Prospectus dated December 28, 2001

The Prospectus is changed as follows:

1.       The supplement dated March 18, 2002 is replaced by this supplement.

2.       The section captioned "How the Fund is Managed - Portfolio Managers" on page
         16 is deleted in its entirety and replaced with the following:

         Portfolio Managers.  The portfolio managers of the Fund are Angelo
                  Manioudakis (since April 30, 2002) and Kevin Baum (since May
                  24, 1999). Mr. Manioudakis is a Vice President of the Fund
                  and Senior Vice President of the Manager (since April 2002)
                  and serves as an officer and portfolio manager of other
                  Oppenheimer funds. Prior to joining the Manager in April
                  2002, he was an Executive Director and portfolio manager for
                  Miller, Anderson & Sherrerd, a division of Morgan Stanley
                  Investment Management (August 1993-March 2002).

                  Mr. Baum is a Vice President of the Fund (since December
                  2001) and of the Manager (since October 2000) and is a
                  Chartered Financial Analyst. Mr. Baum has served as the
                  Fund's principal trader since its inception in March 1997.

April 30, 2002
PS0735.020

                              OPPENHEIMER REAL ASSET FUND
                         Supplement dated April 30, 2002 to the
              Statement of Additional Information dated December 28, 2001

The Statement of Additional Information is changed as follows:

1.       The supplement dated March 18, 2002 is replaced by this supplement.

2.       The following  biographical  information is added to Page 38 to appear directly above the biography for Brian W. Wixted.

                  Angelo  Manioudakis,  Vice  President and  Portfolio  Manager,
                  Age: 35.
                  498 Seventh Avenue, New York, New York 10018
                  Senior Vice  President of the Manager  (since April 2002);  an officer  and  portfolio  manager of other  Oppenheimer  funds;
                  formerly   Executive   Director  and  portfolio   manager  for
                  Miller,  Anderson &  Sherrerd,  a division  of Morgan  Stanley
                  Investment Management (August 1993-March 2002).

                  Kevin Baum, Vice President and Portfolio Manager, Age: 31.
                  498 Seventh Avenue, New York, New York 10018
                  Vice  President  of the  Manager  (since  October  2000);  a Chartered
                  Financial Analyst;  he has served as the Fund's principal trader since its inception in March 1997.

April 30, 2002
PX0735.005